GEOGRAPHIC INFORMATION	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
GEOGRAPHIC INFORMATION

NOTE 12:GEOGRAPHIC INFORMATION

The following table presents the total revenues for six months ended June 30, 2021 and 2020, allocated to the geographic areas in which they were generated:

	Six months ended June 30,
	2021	2020

North America (mainly U.S.)	$167,552	$91,749
Europe	28,525	30,475
Other	3,417	4,170

	$199,494	$126,394

The following table presents the locations of the Company’s long-lived assets as of June 30, 2021 and December 31, 2020:

	June 30,	December 31,
	2021	2020

Israel	$9,647	$11,343
U.S.	8,675	10,157
Europe	1,077	5,536

	$19,399	$27,036